Inventory (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014
Inventory Tables
Schedule of Inventory, Current
	December 31,	September 30,
	2014	2014
Raw materials, work-in-process, and finished goods	$1,660,415	$1,471,764
Reserve for damaged or obsolete inventory	(225,900)	(223,500)
Total inventory, net of reserves	$1,434,515	$1,248,264

	2014	2013
Raw materials, work-in-process and finished goods inventory	$1,471,764	$615,144
Reserve for damaged or obsolete inventory	(223,500)	(148,043)
Total inventory, net of reserves	$1,248,264	$467,101